EMPLOYEE BENEFITS - Schedule of Evolution of Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Number of options (in shares)
Balance at the beginning of year (in shares) | shares	400,697	546,827
Forfeited during the year (in shares) | shares	0	(500)
Exercised during the year (in shares) | shares	(146,966)	(145,630)
Balance at end of year (in shares) | shares	253,731	400,697
Weighted average exercise price (in usd per share)
Balance at the beginning of year (in usd per share) | $ / shares	$ 31.36	$ 30.91
Forfeited during the year (in usd per share) | $ / shares	0	32.36
Exercised during the year (in usd per share) | $ / shares	30.19	28.18
Balance at the end of year (in usd per share) | $ / shares	$ 33.89	$ 31.36